Note 34 - Income Taxes - After Offsetting, Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
After Offsetting, Deferred Tax Assets and Liabilities
Presented as deferred tax assets	€ 6,063	€ 5,986
Presented as deferred tax liabilities	561	545
Net deferred tax assets	€ 5,502	€ 5,441